Shareholders’ Equity (Details) - Schedule of Remaining Outstanding Equity Warrants	6 Months Ended
Jun. 30, 2024 $ / shares shares
Schedule of Remaining Outstanding Equity Warrants [Line Items]
In connection with	IPO Consultant Warrants
No. of warrants issued	144,606
Exercise price per ordinary share (in Dollars per share) | $ / shares	$ 1.275
No. of Ordinary shares underlying warrants	144,606
2022 [Member]
Schedule of Remaining Outstanding Equity Warrants [Line Items]
In connection with	Delta Drone Warrants* [1]
No. of warrants issued	111,261
Exercise price per ordinary share (in Dollars per share) | $ / shares	$ 4
No. of Ordinary shares underlying warrants	111,261
2023 [Member]
Schedule of Remaining Outstanding Equity Warrants [Line Items]
In connection with	IPO Underwriter Warrants
No. of warrants issued	97,500
Exercise price per ordinary share (in Dollars per share) | $ / shares	$ 5
No. of Ordinary shares underlying warrants	97,500

[1]	Warrants issued as part of the Delta Drone transaction with the Former Parent Company and upon the IPO completion.